Note F - Real Estate Held For Sale (Detail) (USD $)	1 Months Ended										0 Months Ended		2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 31, 2012	May 31, 2012	Apr. 30, 2012	Dec. 19, 2011	Aug. 31, 2011	Jul. 25, 2011	Sep. 30, 2010	Aug. 25, 2010	Jul. 31, 2010	Apr. 27, 2010	Feb. 12, 2010	Jan. 15, 2010	May 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2011	Feb. 11, 2011	Aug. 05, 2010	Apr. 30, 2010	Apr. 23, 2010
Number of Real Estate Properties					1									5			5			10,800,000
Real Estate Acquired Through Foreclosure														$ 9,200,000			$ 9,200,000			$ 160,000
Mortgage Loans on Real Estate, Foreclosures		6,000,000
Proceeds from Sale of Property Held-for-sale			500,000	300,000	2,000,000		1,600,000	1,300,000	1,100,000	600,000	600,000	2,100,000	325,000			1,000,000
Gains (Losses) on Sales of Other Real Estate	0.1		2,000			64,000	120,000	41,000	8,000				21,000			96,000				267,000
Professional Fees	3,000		17,000											166,000	247,000		753,000	927,000		1,419,000	4,750,000
Proceeds from Fees Received					24,000														(24,000)
Interest in REO Properties With Operations														2.00%			2.00%
Real Estate, Write-down or Reserve, Amount																				(1,951,000)	1,600,000
Proceeds from Sale of Real Estate Held-for-investment					2															9,369,000
Payments for Fees					110,000
Real Estate Investments, Net																							200,000
Treasury Stock, Shares, Acquired (in Shares)				189,378													475,405
Treasury Stock, Carrying Basis				200,000																200,000
Land Available-for-sale																					12,800,000
Related Party Transaction, Amounts of Transaction											160,000
Inventories, Property Held-for-sale, Current																					4,400,000	3,140,000
Property Acquired At Book Value																									5,200,000	81,000
Real Estate Investment Property, Net																					8,400,000			1,700,000
Commercial Land [Member]
Proceeds from Sale of Property Held-for-sale											4,000,000
Real Estate, Write-down or Reserve, Amount																				2,000,000	1,500,000
Residential Building [Member]
Gains (Losses) on Sales of Other Real Estate																				500,000
Commercial And Residental Land [Member]
Real Estate, Write-down or Reserve, Amount																					3,700,000
Residential Land [Member]
Proceeds from Sale of Property Held-for-sale									3,700,000
VRMI II [Member]
Mortgage Loans on Real Estate, Foreclosures		46,000
Proceeds from Sale of Property Held-for-sale			200,000
Nevada [Member]
Gains (Losses) on Sales of Other Real Estate									73,000
Other Real Estate Owned [Member]
Number of Real Estate Properties																				10,800,000
VRMI II [Member]
Proceeds from Sale of Property Held-for-sale							1,500,000	1,000,000		300,000		1,700,000	278,000			800,000
Proceeds from Fees Received					30,000
Property Acquired At Book Value																										78,000
Real Estate Investment Property, Net																								1,600,000
VRMI II [Member]
Payments for Fees					$ 90,000